General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Feb. 11, 2019	Dec. 21, 2018
General and Administrative Expenses [Abstract]
Audit fees	$ 48,640	$ 40,585
Board members and executive compensation	16,000	6,000
Other professional fees	172,996	66,835
Total	237,636	113,420
Public registration costs	$ 0	$ 132,091
Common shares, issued (in shares)	70,442,876		3,318,112	2,400,000	2,400,000
Common shares, outstanding (in shares)	70,442,876		3,318,112	2,400,000	2,400,000